AMERICAN INDEPENDENCE FUNDS TRUST

SUPPLEMENT DATED NOVEMBER 14, 2011

TO THE

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED MARCH 1, 2011

NESTEGG TARGET DATE FUNDS

NESTEGG FUND

(TICKER SYMBOLS: NECSX, NECPX)

NESTEGG 2020 FUND

(TICKER SYMBOLS: NETWX, NETPX)

NESTEGG 2030 FUND

(TICKER SYMBOLS: NETHX, NEHPX)

NESTEGG 2040 FUND

(TICKER SYMBOLS: NEFYX, NEFPX, NEJVX)

NESTEGG 2050 FUND

(TICKER SYMBOLS: NEFTX, NEFAX)

(the “Funds”)

Effective November 14, 2011, the address for the Funds and American Independence Financial Services, LLC, the Funds’ Adviser and Administrator, (“AIFS”) will change.  The new address is as follows:

230 Park Avenue, Suite 534

New York, NY 10169

Reference to the Funds’  or AIFS’s  former address  (335 Madison Avenue, Mezzanine, New York, NY  10017) in the Prospectus and Statement of Additional Information shall  be replaced with the new address noted above.  Fund purchase and redemption requests by mail should continue to be sent to American Independence Funds Trust, P.O. Box 8045, Boston, MA  02266-8045 for regular mail and American Independence Funds Trust, c/o Boston Financial Data Services, 30 Dan Road, Canton, MA  02021 for express, certified or registered mail.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE